Summary of Significant Accounting Policies - Leases (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (7,729,664)	$ 1,419,645
Humacyte, Inc.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	(425,595,000)	(388,096,000)	$ (321,572,000)	$ (234,289,000)
Lease liabilities, Finance leases	24,000,000.0	24,819,000	26,300,000
Finance lease right-of-use assets	22,462,000	23,492,000	25,552,000
Operating right-of-use assets	748,000	769,000	897,000
Lease liabilities, Operating leases	$ 700,000	$ 769,000	$ 900,000
Cumulative Effect Adjustment | Humacyte, Inc.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit				(1,861,000)
Lease liabilities, Finance leases				27,600,000
Finance lease right-of-use assets				27,612,000
Operating right-of-use assets				923,000
Lease liabilities, Operating leases				900,000
ASU 2016-02 | Cumulative Effect Adjustment | Humacyte, Inc.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit				$ 1,900,000